MEEDER ADVISOR FUNDS


        THE INSTITUTIONAL FUND


        2000 ANNUAL REPORT


        December 31, 2000



MEEDER
    ADVISOR FUNDS
    P.O. Box 7177
    Dublin, Ohio 43017
    800-494-3539

    Distributed by
    Adviser Dealer Services, Inc.

THE MEEDER
   ADVISOR FUNDS
INSTITUTIONAL FUND
ANNUAL REPORT
DECEMBER 31, 2000


ANNUAL MARKET COMMENTARY

     The Institutional Fund provided a total annual return of 6.37% in 2000. As of December 31, the Fund's 7-day simple yield was 6.48% and the 7-day compound was 6.68%.

     Short-term rates jumped in the 1st Quarter following two 0.25% increases in the Federal funds rate by the Federal Reserve. In response, the Fund shortened its average maturity and increased its exposure to variable rate notes, which allow the Fund to capture higher yields as interest rates rise over a specific time period. Short-term rates leveled off during the summer, and began to trend lower in the 4th Quarter. We extended the Fund's average maturity as high as 67 days during this time, as it seemed likely the Fed would soon end its tightening bias and begin to lower short-term rates early in 2001.

     Credit quality was a primary concern throughout the year, as many "new economy" companies struggle to meet debt payments, and "old economy" companies strive to become more competitive on a global basis. The highly-leveraged balance sheets of American corporations are not well-positioned as we move into a slowing economic environment. We expect that 2001 will reward those with longer average maturity structures and higher quality portfolios.

PERFORMANCE PERSPECTIVE
--------------------------------------------------------------------------------
 Period and Average Annual Total
 Returns as of December 31, 2000
--------------------------------------------------------------------------------
 1 year                 6.37%
 3 years                5.66%
 5 years                5.59%
 Life of Fund*          5.59%

 * Inception Date 6/15/94

--------------------------------------------------------------------------------
 Current & Effective Yields
 as of December 31, 2000
--------------------------------------------------------------------------------
 7-day Simple           6.48%
 7-day Compound         6.68%

PORTFOLIO MANAGERS

[PHOTO] Philip A. Voelker, Portfolio Manager

PORTFOLIO HOLDINGS
as of December 31, 2000

[CHART] The following information was presented as a pie chart:

1) Commercial Paper             56%
2) Variable Rate Notes          31%
3) Repurchase Agreements         8%
4) Corporate Notes               5%


PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. All performance figures represent total returns and average annual total returns for the period ended 12/31/00. Investment performance represents total return and assumes reinvestment of all dividend and capital gain distributions. The investment value and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Investment Advisor reimbursed expenses in order to reduce the operating expenses of The Institutional Fund during each period shown. An investment in The Institutional Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Yield quotations more closely reflect the current earnings of The Institutional Fund than do total return quotations. To obtain a prospectus containing more complete information about The Institutional Fund, including other fees and expenses that apply to a continued investment in the Fund, you may call (800)494-3539 or write P.O. Box 7177, Dublin OH 43017. Please read the prospectus carefully before investing.

THE MEEDER
   ADVISOR FUNDS
INSTITUTIONAL FUND
ANNUAL REPORT
DECEMBER 31, 2000


Money Market Portfolio
Portfolio of Investments as of December 31, 2000

                                                           COUPON/
                                                            YIELD    MATURITY  FACE AMOUNT      AMORTIZED COST

COMMERCIAL PAPER - 55.8%
Allegheny Energy, Inc.                                      6.58%    01/08/01  $20,000,000         $19,974,411
Colonial Pipline Co.                                        6.15%    07/16/01    5,000,000           4,832,583
Colonial Pipline Co.                                        6.15%    07/23/01    2,000,000           1,930,642
Credit Suisse First Boston                                  6.44%    04/03/01   20,000,000          19,670,845
Duff & Phelps Utility & Corp. Bond Trust, Inc.***           6.43%    05/02/01   12,500,000          12,229,851
General Electric Capital Corp.                              6.66%    03/06/01   30,000,000          29,644,800
McGraw-Hill Cos., Inc.                                      6.15%    05/21/01   10,000,000           9,760,833
Motorola, Inc.                                              6.27%    04/06/01   10,000,000           9,834,542
Old Republic Capital Corp.***                               6.52%    02/13/01   20,000,000          19,844,244
ONEOK, Inc.***                                              6.45%    03/12/01   10,000,000           9,874,583
Salomon Smith Barney, Inc.                                  6.48%    02/06/01   10,000,000           9,935,200
SBC Communications, Inc.***                                 6.50%    01/24/01    8,166,000           8,132,088
Toronto-Dominion Holdings USA, Inc.                         5.98%    06/16/01   10,000,000           9,719,272

TOTAL COMMERCIAL PAPER
(Cost $165,383,894 )                                                                               165,383,894

CORPORATE OBLIGATIONS - 36.5%

American Honda Finance Corp.***                             6.83%*   05/21/01   10,000,000          10,002,518
Aquarium Holdings KY***                                     6.65%*   01/04/01      108,000             108,000
Associates Corp. NA                                         5.60%    01/15/01      420,000             419,771
Austin Printing Co., Inc.***                                6.77%*   01/04/01    2,515,000           2,515,000
Bank Of America                                             5.85%    08/01/01    3,000,000           2,992,813
Bath Technologies, Inc.***                                  6.80%*   01/04/01    1,440,000           1,440,000
Beaver Creek Enterprise***                                  6.77%*   01/04/01    2,070,000           2,070,000
Boeing Corp.                                                6.75%*   05/21/01    2,000,000           2,001,909
Boeing Corp.                                                6.41%    05/01/01    2,000,000           1,999,331
Care Life Project***                                        6.77%*   01/04/01    3,400,000           3,400,000
Clark Grave Vault Co.***                                    6.65%*   01/04/01    2,100,000           2,100,000
Coca Cola Enterprise                                        6.00%    03/15/01    7,000,000           6,990,916
Coughlin Family Prop., Inc.***                              6.65%*   01/04/01    3,155,000           3,155,000
Danis Construction Co.***                                   6.65%*   01/04/01    4,000,000           4,000,000
Doren, Inc.***                                              6.77%*   01/04/01      100,000             100,000
Espanola/Nambe***                                           6.77%*   01/04/01    1,680,000           1,680,000
General Motors Acceptance Corp.                             6.40%    09/21/01    2,000,000           2,001,048
General Motors Acceptance Corp.                             5.63%    02/15/01       85,000              84,803
Gordon Flesch Co. Project***                                6.77%*   01/04/01    1,000,000           1,000,000
Hancor, Inc.***                                             6.77%*   01/04/01      400,000             400,000
Hertz                                                       7.38%    06/15/01    1,310,000           1,316,003
Isaac Tire, Inc.***                                         6.65%*   01/04/01      955,000             955,000
K.L. Morris, Inc.***                                        6.65%*   01/04/01    2,165,000           2,165,000
Merrill Lynch & Co.                                         6.00%    03/01/01      500,000             499,492
Merrill Lynch & Co.                                         6.53%    03/19/01      500,000             499,873
MetLife Insurance Co.****                                   6.87%*   01/01/01   19,000,000          19,000,000
Miami Valley Steel***                                       6.77%*   01/04/01    1,745,000           1,745,000
Mubea, Inc.***                                              6.77%*   01/04/01    2,500,000           2,500,000
Mubea, Inc.***                                              6.77%*   01/04/01    8,200,000           8,200,000
O.K.I. Supply Co.***                                        6.65%*   01/04/01    1,910,000           1,910,000
Osco Industries, Inc.***                                    6.77%*   01/04/01    2,100,000           2,100,000
Presrite Corp.***                                           6.77%*   01/04/01    1,190,000           1,190,000


4



THE MEEDER
   ADVISOR FUNDS
INSTITUTIONAL FUND
ANNUAL REPORT
DECEMBER 31, 2000


Pro Tire, Inc.***                                           6.65%*   01/04/01    1,145,000           1,145,000
R.I. Lampus Co.***                                          6.77%*   01/04/01    1,615,000           1,615,000
Seariver Maritime, Inc.***                                  6.65%*   01/02/01    5,700,000           5,700,000
SGS Tool Company***                                         6.77%*   01/04/01    1,320,000           1,320,000
White Castle Project***                                     6.77%*   01/04/01    8,000,000           8,000,000

TOTAL CORPORATE OBLIGATIONS
(Cost $108,321,477 )                                                                               108,321,477


U.S. TREASURY OBLIGATIONS - 0.0%

U.S. Treasury Bill                                          5.64%    01/04/01       63,100              63,071

TOTAL U.S. TREASURY OBLIGATIONS
(Cost  $63,071 )                                                                                        63,071

REPURCHASE AGREEMENT - 7.7%

Smith Barney Securities LLC, 6.81%, 01/02/01,
    (Collateralized by $23,225,400 various discount
    commercial papers, 01/10/01 - 03/14/01,
    market value - $23,388,206)                             6.81%    01/02/01   22,770,000          22,770,000

TOTAL REPURCHASE AGREEMENT
(Cost $22,770,000)                                                                                  22,770,000

TOTAL INVESTMENTS - 100.0%
(Cost $296,538,442) (a)                                                                           $296,538,442

TRUSTEE DEFERRED COMPENSATION*****                                                   SHARES             VALUE
Flex-funds Highlands Growth Fund                                                       992             $18,870
Flex-funds Muirfield Fund                                                            2,050              10,586
Flex-funds Total Return Utilities Fund                                                 527              11,670
Meeder Advisor International Equity Fund                                               856              11,478

TOTAL TRUSTEE DEFERRED COMPENSATION
(Cost  $52,604)                                                                                        $52,604

(a)  Cost for federal income tax and financial reporting purposes are the same.
* Variable rate security. Interest rate is as of December 31, 2000. Maturity date reflects the next rate change date.
**   Pledged as collateral on Letter of Credit.
*** Security is restricted as to resale to institutional investors, but has been deemed liquid in accordance with guidelines approved by the Board of Trustees. As of December 31, 2000, securities restricted as to resale to institutiona represented 37.3% of the Portfolio.
**** Illiquid security. The sale or disposition of such security would not be possible in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security. As of December 31, 2000, illiquid securities represented 6.4% of the Portfolio.
***** Assets of affiliates to the Money Market Portfolio held for the benefit of the Portfolio's Trustees in connection with the Trustee Deferred Compensation Plan.

See accompanying notes to financial statements.

THE MEEDER
   ADVISOR FUNDS
INSTITUTIONAL FUND
ANNUAL REPORT
DECEMBER 31, 2000


STATEMENT OF ASSETS & LIABILITIES
DECEMBER 31, 2000


Assets
        Investment in corresponding portfolio, at value       $64,023,332
        Receivable from investment advisor                         73,507
        Other assets                                               13,230
Total Assets                                                   64,110,069

Liabilities
        Dividends payable                                         110,133
        Accrued transfer agent and administrative fees             10,545
        Accrued distribution plan fees                             13,241
        Other accrued liabilities                                   4,787
Total Liabilities                                                 138,706

Total Net Assets                                              $63,971,363

Net Assets
        Capital                                                63,971,363
Total Net Assets                                              $63,971,363

Capital Stock Outstanding                                      63,971,363
  (indefinite number of shares authorized, $0.10 par value)

Net Asset Value, Offering and Redemption Price Per Share            $1.00

See accompanying notes to financial statements.



STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000


Net Investment Income from Corresponding Portfolio
         Interest                                           $48,701,245
         Expenses net of waivers and/or reimbursements       (1,472,429)
Total Net Investment Income from Corresponding Portfolio     47,228,816

Fund Expenses
         Administrative                                         391,077
         Transfer agent                                         469,292
         Distribution plan                                      248,893
         Registration and filing                                 68,148
         Insurance                                                8,951
         Printing                                                 6,650
         Legal                                                    2,912
         Postage                                                  2,343
         Audit                                                    2,006
         Other                                                   36,168
Total Expenses                                                1,236,440
Expenses reimbursed by investment advisor                      (850,283)
Net Expenses                                                    386,157

Net Investment Income                                        46,842,659

Net Increase in Net Assets Resulting from Operations        $46,842,659

See accompanying notes to financial statements.

THE MEEDER
   ADVISOR FUNDS
INSTITUTIONAL FUND
ANNUAL REPORT
DECEMBER 31, 2000


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 AND YEAR ENDED DECEMBER 31, 1999

                                                                                 Year                Year
                                                                                ended               ended
                                                                    December 31, 2000   December 31, 1999
Increase (Decrease) in Net Assets
Operations
              Net investment income                                        $46,842,659      $48,284,616
Net increase in net assets resulting from operations                        46,842,659       48,284,616
Dividends and Distributions to Shareholders from
              Net investment income                                        (46,842,659)     (48,284,616)
Net decrease in net assets resulting from dividends and distributions      (46,842,659)     (48,284,616)
Capital Transactions
              Issued                                                     4,495,156,497    5,636,817,728
              Reinvested                                                     5,401,223        2,433,438
              Redeemed                                                  (5,304,755,096)  (5,412,913,706)
Net increase in net assets resulting from capital transactions            (804,197,376)     226,337,460

Total Increase in Net Assets                                              (804,197,376)     226,337,460

Net Assets - Beginning of Period                                           868,168,739      641,831,279

Net Assets - End of Period                                                 $63,971,363     $868,168,739

Share Transactions
              Issued                                                     4,495,156,497    5,636,817,728
              Reinvested                                                     5,401,223        2,433,438
              Redeemed                                                  (5,304,755,096)  (5,412,913,706)
Change in shares                                                          (804,197,376)     226,337,460

See accompanying notes to financial statements.

THE MEEDER
   ADVISOR FUNDS
INSTITUTIONAL FUND
ANNUAL REPORT
DECEMBER 31, 2000


FINANCIAL HIGHLIGHTS
INSTITUTIONAL FUND

                                           Year           Year            Year            Year            Year
                                          ended          ended           ended           ended           ended
                                         12/31/00       12/31/99        12/31/98        12/31/97        12/31/96

Net Asset Value, Beginning of Period       $1.00          $1.00           $1.00           $1.00           $1.00

Income from Investment Operations
    Net investment income                  0.062          0.050           0.054           0.054           0.053
Total from Investment Operations           0.062          0.050           0.054           0.054           0.053

Less Dividends and Distributions
    From net investment income            (0.062)        (0.050)         (0.054)         (0.054)         (0.053)
Total Dividends and Distributions         (0.062)        (0.050)         (0.054)         (0.054)         (0.053)

Net Asset Value, End of Period             $1.00          $1.00           $1.00           $1.00           $1.00

Total Return                                6.37%          5.13%           5.49%           5.53%           5.43%

Ratios/Supplemental Data
    Net assets, end of period ($000)      $63,971       $868,169        $641,831        $415,994        $232,142
    Ratio of expenses to average net
       assets                               0.24%          0.25%           0.24%           0.25%           0.25%
    Ratio of net investment income to
       average net assets                   6.02%          5.01%           5.34%           5.41%           5.30%
    Ratio of expenses to average net
       assets before reimbursement/waiver
       of fees                              0.46%          0.45%           0.45%           0.47%           0.46%

(1) Ratio includes fees waived in corresponding portfolio.


See accompanying notes to financial statements.

THE MEEDER
   ADVISOR FUNDS
INSTITUTIONAL FUND
ANNUAL REPORT
DECEMBER 31, 2000


Notes to Financial Statements

1.   ORGANIZATION

The Meeder Advisor Funds Trust (formerly the Flex-Partners Trust) (the "Trust") was organized in 1992 and is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers five series, and it is presently comprised of five separate funds. This report only contains the financial statements of The Institutional Fund. The Institutional Fund (the "Fund") invests all of its investable assets in a corresponding open-end management investment company (the "Portfolio") having the same investment objective as the Fund. The Fund, the Portfolio into which the Fund invests and the percentage of the Portfolio owned by the Fund is as follows:

                                                PERCENTAGE OF PORTFOLIO OWNED
FUND                     PORTFOLIO              BY FUND AS OF DECEMBER 31, 2000
----                     ---------              -------------------------------
The Institutional Fund   Money Market Portfolio             22%

The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Fund.

2.   SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

VALUATION OF INVESTMENTS

The Fund values its investment in the corresponding Portfolio at fair value. Valuation of securities held by the Portfolio is further described at Note 2 of the Portfolio's Notes to Financial Statements.

INCOME TAXES

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income and net capital gains to its shareholders. Therefore, no Federal income tax provision is required.

DISTRIBUTIONS TO SHAREHOLDERS

The Fund declares dividends from net investment income on a daily basis and pays such dividends on a monthly basis. The Fund distributes net capital gains, if any, on an annual basis.

Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from GAAP. Accordingly, timing differences relating to shareholder distributions are reflected in the components of net asets and permanent book and tax differences relating to shareholder distributions have been reclassified withing components of net assets.

INVESTMENT INCOME & EXPENSES

The fund records daily its proportionate share of the Portfolio's income, expense, and realized and unrealized gains and losses. In addition, the fund accrues its own expenses. Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund's relative net assets or other appropriate basis.

THE MEEDER
   ADVISOR FUNDS
INSTITUTIONAL FUND
ANNUAL REPORT
DECEMBER 31, 2000


3.   AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

Meeder Asset Management (formerly R. Meeder & Associates) ("MAM"), a wholly-owned subsidiary of Muirfield Investors, Inc. ("MII"), provides the Portfolio with investment management, research, statistical and advisory services.

Mutual Funds Service Co. ("MFSCo"), a wholly-owned subsidiary of MII, serves as stock transfer, dividend disbursing and shareholder services agent for the Fund. In compensation for such services, the Fund pays MFSCo an annual fee equal to the greater of $20 per active shareholder account or 0.06% of the Fund's average daily net assets. MFSCo is entitled to receive an annual minimum fee of $4,000 from the Fund.

MFSCo provides the Trust with certain administrative services. In compensation for such services, the Fund pays MFSCo an annual fee equal to 0.05% of the Fund's average daily net assets.

MAM has voluntarily agreed to reimburse the Fund for the amount by which annual expenses of the Fund, including expenses allocated from its respective Portfolio (excluding interest, taxes, brokerage fees, and extraordinary expenses), exceed 0.25% of average daily net assets of the Fund. Prior to November 2, 2000, the annual expense limitation had been 0.26% of average daily net assets of the Fund on an annual basis. Such reimbursement is limited to the total of fees charged to the Fund by MAM and MFSCo.

Pursuant to Rule 12b-1 of the Act, the Fund has adopted a Distribution Plan (the "Plan"). Under the terms of the Plan, the Fund may incur certain expenses associated with the distribution of fund shares in amounts not to exceed 0.03% of the average daily net assets of the Fund on an annual basis.

Certain officers of the Fund and trustees of the Trust and the Portfolio are also officers or directors of MII, MAM and MFSCo.

THE MEEDER
   ADVISOR FUNDS
INSTITUTIONAL FUND
ANNUAL REPORT
DECEMBER 31, 2000


Independent Auditors' Report


To the Shareholders and The Board of Trustees of The Meeder Advisor Funds Trust (formerly The Flex-Partners Trust):

We have audited the accompanying statement of assets and liabilities of The Meeder Advisor Funds Trust - The Institutional Fund (the Fund) as of December 31, 2000, and the related statement of operations, statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund at December 31, 2000, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

                                                             KPMG LLP

Columbus, Ohio
February 20, 2001

THE MEEDER
   ADVISOR FUNDS
INSTITUTIONAL FUND
ANNUAL REPORT
DECEMBER 31, 2000


STATEMENTS OF ASSETS & LIABILITIES
DECEMBER 31, 2000

                                                                     MONEY
                                                                    MARKET
                                                                   PORTFOLIO
                                                                   ---------
Assets
    Investments, at market value*                                 $273,768,442
    Repurchase agreements, at value                                 22,770,000
    Trustee deferred compensation investments, at market value          52,604
    Cash                                                                   227
    Receivable for securities sold                                           0
    Receivable for net variation margin on futures contracts                 0
    Interest and dividend receivable                                 1,162,326
    Prepaid expenses/other assets                                       91,246
Total Assets                                                       297,844,845

Liabilities
    Payable for securities purchased                                         0
    Payable for net variation margin on futures contracts                    0
    Payable for Trustee Deferred Compensation Plan                      52,604
    Payable to corresponding Fund                                      518,530
    Payable to investment advisor                                       46,175
    Accrued fund accounting fees                                         6,246
    Other accrued liabilities                                           15,495
Total Liabilities                                                      639,050

Total Net Assets                                                  $297,205,795

Net Assets
    Capital                                                        297,205,795
    Net unrealized appreciation of investments                               0
Total Net Assets                                                  $297,205,795
*Securities at cost                                               $296,538,442

See accompanying notes to financial statements.


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                     MONEY
                                                                    MARKET
                                                                   PORTFOLIO
                                                                   ---------
Investment Income
    Interest                                                     $64,297,832
    Dividends                                                              0
Total Investment Income                                           64,297,832

Expenses
    Investment advisor                                             2,727,093
    Accounting                                                       140,084
    Trustee                                                           34,362
    Audit                                                             11,998
    Custodian                                                         82,068
    Legal                                                              2,455
    Insurance                                                        135,225
    Other                                                              8,094
Total Expenses                                                     3,141,379
Investment advisor fees waived                                    (1,176,601)
Directed brokerage payments received                                       0
Total Net Expenses                                                 1,964,778

Net Investment Income (Loss)                                      62,333,054

Net Increase (Decrease) in Net Assets Resulting from Operations  $62,333,054

*  Operations commenced on February 29, 2000.

See accompanying notes to financial statements.

THE MEEDER
   ADVISOR FUNDS
INSTITUTIONAL FUND
ANNUAL REPORT
DECEMBER 31, 2000


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000 AND YEAR ENDED DECEMBER 31, 1999


                                                     MONEY MARKET PORTFOLIO
                                                     ----------------------
                                                        Year            Year
                                                       ended           ended
                                                     12/31/00        12/31/99
                                                     --------        --------
Increase (Decrease) in Net Assets
Operations
    Net investment income (loss)                   $62,333,054     $59,927,411
    Net realized gain (loss) from
       investments and futures contracts                     0               0
    Net change in unrealized appreciation
       (depreciation) of investments                         0               0
Net increase (decrease) in net assets
   resulting from operations                        62,333,054      59,927,411
Transactions of Investors' Beneficial Interests
    Contributions                                4,173,139,320   6,273,721,231
    Withdrawals                                 (5,042,463,181) (6,027,721,363)
Net increase (decrease) in net assets resulting
   from transactions of investors' beneficial
   interests                                      (869,323,861)    245,999,868

Total Increase (Decrease) in Net Assets           (806,990,807)    305,927,279

Net Assets - Beginning of Period                 1,104,196,602     798,269,323

Net Assets - End of Period                        $297,205,795  $1,104,196,602

*  Date of commencement of operations.

See accompanying notes to financial statements.

THE MEEDER
   ADVISOR FUNDS
INSTITUTIONAL FUND
ANNUAL REPORT
DECEMBER 31, 2000


FINANCIAL HIGHLIGHTS
Ratios/ Supplementary Data


MONEY MARKET PORTFOLIO                                     Year            Year            Year            Year            Year
                                                           ended           ended           ended           ended           ended
                                                         12/31/00        12/31/99        12/3198         12/31/97        12/31/96
                                                         --------        --------        -------         --------        --------

Net assets, end of period ($000)                        $297,206      $1,104,197        $798,269        $587,019        $352,930
Ratio of expenses to average net assets                     0.19%           0.18%           0.18%           0.18%           0.19%
Ratio of net investment income to average net assets        6.05%           5.07%           5.39%           5.47%           5.34%
Ratio of expenses to average net assets before
   waiver of fees                                           0.30%           0.30%           0.30%           0.31%           0.33%


See accompanying notes to financial statements.

THE MEEDER
   ADVISOR FUNDS
INSTITUTIONAL FUND
ANNUAL REPORT
DECEMBER 31, 2000


Notes to Financial Statements

1.   ORGANIZATION

The Institutional Fund (the "Fund") invests all of its investable assets in a corresponding open-end management investment company (a "Portfolio") having the same investment objective as the Fund. The Portfolio is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio.

The investment objective of the Money Market Portfolio is to seek current income and stable net asset values through investment in a portfolio of money market instruments. The financial statements of the Fund are included elsewhere in this report.

2.   SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

Money market securities held in the Portfolio are valued at amortized cost, which approximates market value.

REPURCHASE AGREEMENTS

The Portfolio may engage in repurchase agreement transactions whereby the Portfolio takes possession of an underlying debt instrument subject to an obligation of the seller to repurchase the instrument from the Portfolio and an obligation of the Portfolio to resell the instrument at an agreed upon price and term. At all times, the Portfolio maintains the value of collateral, including accrued interest, at least 100% of the amount of the repurchase agreement, plus accrued interest. If the seller defaults or the fair value of the collateral declines, realization of the collateral by the Portfolio may be delayed or limited.

DEFERRED TRUSTEE COMPENSATION

Under a Deferred Compensation Plan (the "Plan") non-interested Trustees may elect to defer receipt of a portion of their annual compensation. Under the Plan, deferred amounts are invested in the shares of The Flex-funds and the Meeder Advisor Funds. Deferred amounts remain in the Portfolios until distributed in accordance with the Plan.

LETTER OF CREDIT

The Portfolio has pledged as collateral a U.S. Government security, cash or other high-grade debt security solely for the benefit of ICI Mutual Insurance Co. for the Portfolio's fidelity bond coverage.

INCOME TAXES

The Portfolio will be treated as a partnership for Federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no Federal income tax provision is required.

THE MEEDER
   ADVISOR FUNDS
INSTITUTIONAL FUND
ANNUAL REPORT
DECEMBER 31, 2000


SECURITIES TRANSACTIONS AND RELATED INCOME

The Portfolio records security transactions on the trade date. Gains and losses realized from the sale of securities are determined on the specific identification basis. Interest income (including amortization of premium and accretion of discount) is recognized as earned.

3.   AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

Meeder Asset Management (formerly R. Meeder & Associates) ("MAM"), a wholly-owned subsidiary of Muirfield Investors, Inc. ("MII"), provides the Portfolio with investment management, research, statistical and advisory services. For such services the Portfolio pays monthly a fee at the following annual rates: 0.40% of average daily net assets up to $100 million and 0.25% of average daily net assets exceeding $100 million. During the year ended December 31, 2000, MAM voluntarily waived $1,176,601 of investment advisory fees in the Portfolio.

Mutual Funds Service Co. ("MFSCo"), a wholly-owned subsidiary of MII, serves as accounting services agent for the Portfolio. In compensation for such services the Portfolio pays MFSCo an annual fee equal to the greater of:

a. 0.15% of the first $10 million of average daily net assets, 0.10% of the next $20 million of average daily net assets, 0.02% of the next $50 million of average daily net assets, and 0.01% in excess of $80 million of average daily net assets,

     or

b.   $30,000.

Certain officers and trustees of the Portfolio are also officers or directors of MII, MAM and MFSCo.

4.   SECURITIES TRANSACTIONS

As of December 31, 2000, the aggregate cost basis of investments for Federal income tax purposes was $296,538,442.

THE MEEDER
   ADVISOR FUNDS
INSTITUTIONAL FUND
ANNUAL REPORT
DECEMBER 31, 2000


Independent Auditors' Report


To the Shareholders and The Board of Trustees of The Money Market Portfolio:

We have audited the accompanying statement of assets and liabilities of The Money Market Portfolio (the Portfolio), including the portfolio of investments, as of December 31, 2000, and the related statement of operations, statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of December 31, 2000, by confirmation with the custodian, correspondence with brokers and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolio at December 31, 2000, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

                                                            KPMG LLP

Columbus, Ohio
February 20, 2001

MEEDER
   ADVISOR FUNDS


                     MANAGER AND INVESTMENT ADVISER
                     Meeder Asset Management
                     6000 Memorial Drive
                     P.O. Box 7177
                     Dublin, Ohio 43017


                     BOARD OF TRUSTEES
                     Milton S. Bartholomew
                     Dr. Roger D. Blackwell
                     James Didion
                     Charles Donabedian
                     Robert S. Meeder, Sr.
                     Robert S. Meeder, Jr.
                     Jack Nicklaus II
                     Walter L. Ogle
                     Philip A. Voelker


                     CUSTODIAN
                     Firstar Bank, N.A. Cincinnati
                     Cincinnati, Ohio 45201


                     TRANSFER AGENT DIVIDEND DISBURSING AGENT
                     Mutual Funds Service Co.
                     6000 Memorial Drive
                     Dublin, Ohio 43017


                     AUDITORS
                     KPMG LLP
                     Columbus, Ohio 43215

MEEDER
    ADVISOR FUNDS
    P.O. Box 7177
    Dublin, Ohio 43017
    800-494-3539

    Distributed by
    Adviser Dealer Services, Inc.